Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2021
Fee and commission income (expense) [abstract]
Total fees in scope of IFRS 15 Revenues from Contracts with Customers
Fee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenue from Contracts with Customers:

	Barclays UK	Barclays International	Head Office	Total
Half year ended 30.06.21	£m	£m	£m	£m
Fee type
Transactional	408	1,181	—	1,589
Advisory	83	459	1	543
Brokerage and execution	109	553	—	662
Underwriting and syndication	—	1,715	—	1,715
Other	35	73	3	111
Total revenue from contracts with customers	635	3,981	4	4,620
Other non-contract fee income	—	62	—	62
Fee and commission income	635	4,043	4	4,682
Fee and commission expense	(108)	(861)	(7)	(976)
Net fee and commission income	527	3,182	(3)	3,706

	Barclays UK	Barclays International	Head Office	Total
Half year ended 30.06.20	£m	£m	£m	£m
Fee type
Transactional	386	1,157	—	1,543
Advisory	79	306	1	386
Brokerage and execution	102	685	—	787
Underwriting and syndication	—	1,468	—	1,468
Other	38	115	2	155
Total revenue from contracts with customers	605	3,731	3	4,339
Other non-contract fee income	—	60	—	60
Fee and commission income	605	3,791	3	4,399
Fee and commission expense	(148)	(940)	(2)	(1,090)
Net fee and commission income	457	2,851	1	3,309